CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total		Common stock	Class B Common Stock	Additional paid-in capital	Treasury stock	Retained earnings (deficit)	Accumulated other comprehensive income (loss)	Non-redeemable noncontrolling interest
Beginning Balance (in shares) at Jan. 01, 2012			176,377,604	12,799,999		55,596,673
Beginning Balance at Jan. 01, 2012	$ 2,305,167		$ 18	$ 1	$ 5,474,653	$ (2,535,219)	$ (722,239)	$ (17,350)	$ 105,303
Net income (excludes of net income (loss) attributable to redeemable noncontrolling interest)	279,955						280,171		(216)
Other comprehensive income, net of taxes	18,662							17,372	1,290
Proceeds from exercise of equity instruments and employee stock purchase plans (in shares)			12,877,312
Proceeds from exercise of equity instruments and employee stock purchase plans	237,995		$ 1		237,994
Tax benefits on equity awards	31,367				31,367
Treasury stock activity related to vesting of equity instruments (Shares)						437,991
Treasury stock activity related to vesting of equity instruments	$ (20,195)					$ (20,195)
Common stock repurchases (in shares)	10,690,657					10,690,657
Common stock repurchases	$ (397,376)	[1]				$ (397,376)
Cash dividends paid	(130,423)				(130,423)
Adjustment to the fair value of redeemable noncontrolling interests	(772)				(772)
Changes in ownership of noncontrolling interests	4,829				2,077				2,752
Stock-based compensation expense	57,545				57,545
Other	2,634				2,634
Ending Balance (in shares) at Dec. 31, 2012			189,254,916	12,799,999		66,725,321
Ending Balance at Dec. 31, 2012	2,389,388		$ 19	$ 1	5,675,075	$ (2,952,790)	(442,068)	22	109,129
Net income (excludes of net income (loss) attributable to redeemable noncontrolling interest)	223,488						232,850		(9,362)
Other comprehensive income, net of taxes	22,182							18,175	4,007
Proceeds from exercise of equity instruments and employee stock purchase plans (in shares)			3,307,451
Proceeds from exercise of equity instruments and employee stock purchase plans	52,081				52,081
Tax benefits on equity awards	38,799				38,799
Treasury stock activity related to vesting of equity instruments (Shares)						159,181
Treasury stock activity related to vesting of equity instruments	$ (7,993)					$ (7,993)
Common stock repurchases (in shares)	9,259,400					9,259,400
Common stock repurchases	$ (514,907)	[1]				$ (514,907)
Proceeds from issuance of treasury stock (shares)						(467,672)
Proceeds from issuance of treasury stock	25,273				15,258	$ 10,015
Cash dividends paid	(75,760)				(75,760)
Adjustment to the fair value of redeemable noncontrolling interests	(26,614)				(26,614)
Changes in ownership of noncontrolling interests	16,675				6,928				9,747
Stock-based compensation expense	116,735				116,735
Other	(362)				(362)
Ending Balance (in shares) at Dec. 31, 2013			192,562,367	12,799,999		75,676,230
Ending Balance at Dec. 31, 2013	2,258,985		$ 19	$ 1	5,802,140	$ (3,465,675)	(209,218)	18,197	113,521
Net income (excludes of net income (loss) attributable to redeemable noncontrolling interest)	382,640						398,097		(15,457)
Other comprehensive income, net of taxes	(164,726)
Other comprehensive income (loss), net of taxes	(146,506)							(156,971)	10,465
Proceeds from exercise of equity instruments and employee stock purchase plans (in shares)			4,064,829
Proceeds from exercise of equity instruments and employee stock purchase plans	104,599		$ 1		104,598
Tax benefits on equity awards	57,132				57,132
Issuance of common stock in connection with acquisition			175,040
Treasury stock activity related to vesting of equity instruments (Shares)						9,689
Treasury stock activity related to vesting of equity instruments	$ (773)					$ (773)
Common stock repurchases (in shares)	7,040,621					7,040,621
Common stock repurchases	$ (537,088)	[1]				$ (537,088)
Proceeds from issuance of treasury stock (shares)						(264,608)
Proceeds from issuance of treasury stock	20,404				14,988	$ 5,416
Cash dividends paid	(84,697)				(84,697)
Adjustment to the fair value of redeemable noncontrolling interests	(259,984)				(99,383)		(160,601)
Changes in ownership of noncontrolling interests	25,023				24,090				933
Stock-based compensation expense	69,620				69,620
Other	4,374				4,374
Other (in shares)						73,464
Ending Balance (in shares) at Dec. 31, 2014			196,802,236	12,799,999		82,535,396
Ending Balance at Dec. 31, 2014	$ 1,893,729		$ 20	$ 1	$ 5,892,862	$ (3,998,120)	$ 28,278	$ (138,774)	$ 109,462

[1]	Amount excludes transaction costs.